UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 1999

Check here if Amendment			No
 Amendment Number:				0
This Amendment (choose one):

Institutional Investment Manager Filing this Report:

Name:	Enhanced Investment Technologies Inc.
Address:	Harbour Financial Center
	2401 P.G.A. Blvd., Suite 200
Palm Beach Gardens, Fl 33410

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ellen McGlynn Koke
Title:  Second Vice President
Phone:  973-802-5037

Signature, Place, and Date of Signing:
/s/  Ellen McGlynn Koke  Newark,  New Jersey  May 13, 1999

Report Type (Check only one.): 13F Notice

List of Other Managers Reporting for this Manager:

13F File Number Name
28-256   The Prudential Insurance Company of America

I am signing this report as required by the Securities Exchange Act of 1934.